Investments - Realized Gains and Losses and Proceeds on Investments and Other Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-Term Investments:
Realized Investment Gains (Losses)			$ 9
Gross Proceeds from Sale/Maturity			21
Loss on debt conversions
Loss on debt redemptions		$ (2)	(6)
Gross Proceeds from Sale/Maturity		0	0
Property, Plant and Equipment
Net Realized Gains (Losses)			2
Gross Proceeds from Sale/Maturity	$ 21	0	4
Investments in unconsolidated affiliates
Net Realized Gains (Losses)				$ (3)
Gross Proceeds from Sale/Maturity				0
Other intangible assets
Net Realized Gains (Losses)	5		(1)	(1)
Gross Proceeds from Sale/Maturity	21		0	0
Other Assets:
Net Realized Gains (Losses)		(2)	(1)	(3)	$ 11
Gross Proceeds from Sale/Maturity		0	0	6	0
Total:
Net Realized Gains (Losses)	1	(4)	2	(8)	11
Gross Proceeds from Sale/Maturity	319	236	1,003	689	1,185
Debt Securities
Available-for-sale Securities:
Gross Realized Gains	3	3	7	4	14
Gross Realized Losses	0	(3)	(8)	(16)	(17)
Net Realized Gains (Losses)	3	0	(1)	(12)	(3)
Gross Proceeds from Sale/Maturity	298	$ 236	968	624	1,076
Preferred stock available for sale
Available-for-sale Securities:
Gross Realized Gains			0	1	1
Gross Realized Losses			0	0	0
Net Realized Gains (Losses)	(3)		0	1	1
Gross Proceeds from Sale/Maturity	0		$ 10	9	58
Equity securities available for sale
Available-for-sale Securities:
Gross Realized Gains				11	13
Gross Realized Losses				(1)	(11)
Net Realized Gains (Losses)	(4)			10	2
Gross Proceeds from Sale/Maturity	$ 0			$ 50	$ 51